DESCRIPTION OF BUSINESS (Details Narrative) - shares	Dec. 22, 2022	Oct. 07, 2022	Jul. 31, 2022
IfrsStatementLineItems [Line Items]
Percentage of sale			100.00%
Shares issued			6,381,908
Percentage of equivalent			66.23%
Companhia Florestaldo Brasil [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest	99.00%
Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest		100.00%